Note 54 Annual variable remuneration Deferred portion Senior management (Details) - Senior management [Member] € in Thousands	Dec. 31, 2021 EUR (€) shares [1]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash | €	€ 667
Deferred annual variable remuneration senior management in shares | shares	119,313

[1]	(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, in the case of members of Senior Management who were beneficiaries, together with its update in cash.